Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Private Placement [Abstract]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO and the sale of the Units, the Sponsor purchased an aggregate of 571,859 Private Placement Units at a price of $10.00 per Private Placement Unit ($5,718,590 in the aggregate) and the Representative purchased an aggregate of 103,734 Private Placement Units at a price of $10.00 per Private Placement Unit ($1,037,340 in the aggregate) in a Private Placement. Each Private Placement Unit is identical to the Units offered in the IPO except as described below.

The Private Placement Units and their component securities will not be transferable, assignable or salable until after the completion of the initial Business Combination except to permitted transferees. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Founder Shares, Private Placement Shares or the Rights sold as part of the Units in the Company’s Initial Public Offering (whether they are purchased in the Company’s Initial Public Offering or thereafter in the open market), which will expire worthless if the Company does not consummate an initial Business Combination within the Combination Period.

Note 4 — Private Placement

Simultaneously with the closing of the IPO and the sale of the Units, the Sponsor purchased an aggregate of 571,859 Private Placement Units at a price of $10.00 per Private Placement Unit ($5,718,590 in the aggregate) and the Representative purchased an aggregate of 103,734 Private Placement Units at a price of $10.00 per Private Placement Unit ($1,037,340 in the aggregate) in a Private Placement. Each Private Placement Unit is identical to the Units offered in the IPO except as described below.

The Private Placement Units and their component securities will not be transferable, assignable or salable until after the completion of the initial Business Combination except to permitted transferees. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Founder Shares, Private Placement Shares or the Private Placement Rights, which will expire worthless if the Company does not consummate an initial Business Combination within the Combination Period.